BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Details) $ in Millions			1 Months Ended					6 Months Ended
	Mar. 28, 2024 USD ($)	Oct. 09, 2023	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	May 31, 2023 company	Apr. 30, 2023 bank	Oct. 31, 2022 shareholder	Jun. 30, 2024 USD ($) employee subscriber	Jun. 30, 2023 USD ($)	[1]	Jul. 31, 2024 USD ($)	Oct. 30, 2023 appeal	Oct. 06, 2023 company
Disclosure of voluntary change in accounting policy [line items]
Number of shareholders | shareholder							1
Number of ukraines largest metallurical companies | company					1
Number of ukraines largest commercial banks | bank						1
Repayments of debt | $								$ 1,271	$ 679
Revolving credit facility
Disclosure of voluntary change in accounting policy [line items]
Repayments of debt | $	$ 805		$ 805	$ 250
Ongoing conflict between Russia and Ukraine
Disclosure of voluntary change in accounting policy [line items]
Cash on hand | $											$ 912
Ukraine
Disclosure of voluntary change in accounting policy [line items]
Number of appeals filed | appeal												2
Ukraine | Kyivstar
Disclosure of voluntary change in accounting policy [line items]
Corporate rights in subsidiaries frozen		47.85%
Ukraine | Ukraine Tower Company
Disclosure of voluntary change in accounting policy [line items]
Corporate rights in subsidiaries frozen		100.00%
Ukraine | Kyivstar Tech
Disclosure of voluntary change in accounting policy [line items]
Corporate rights in subsidiaries frozen		100.00%
Ukraine | Helsi Ukraine
Disclosure of voluntary change in accounting policy [line items]
Corporate rights in subsidiaries frozen		69.99%
Ukraine | Ongoing conflict between Russia and Ukraine
Disclosure of voluntary change in accounting policy [line items]
Number of subscribers | subscriber								24,000,000
Number of employees | employee								4,000
Sanction period							10 years
Number of companies with frozen rights | company													20
Number of companies with restricted measures | company					41

[1]	Certain comparatives have been represented to conform with the current year classification.